As filed with the Securities and Exchange Commission on August 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22790

DoubleLine Equity Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Equity LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2015

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

DoubleLine Equities Small Cap Growth Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	Security Description			Value $
Short Term Investments - 101.8%
4,287,113	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦	4,287,113
Total Short Term Investments (Cost $4,287,113)				4,287,113

Total Investments - 101.8% (Cost $4,287,113)				4,287,113
Liabilities in Excess of Other Assets - (1.8)%				(74,661)
NET ASSETS - 100.0%				$4,212,452

♦	Seven-day yield as of June 30, 2014

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$4,287,113
Gross Tax Unrealized Appreciation	–
Gross Tax Unrealized Depreciation	–
Net Tax Unrealized Appreciation (Depreciation)	$–

+	Since the Fund liquidated on June 30, 2014, the tax cost of investments are the same as noted in the Schedule of Investments.

DoubleLine Equities Growth Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	Security Description			Value $
Common Stocks - 85.8%
Aerospace & Defense - 2.6%
532	Precision Castparts Corporation			134,277
Beverages - 1.0%
575	Constellation Brands, Inc.*			50,675
Biotechnology - 14.0%
384	Biogen Idec, Inc.*			121,079
1,224	Celgene Corporation*			105,117
1,213	Gilead Sciences, Inc.*			100,570
1,687	Incyte Corporation Ltd.*			95,214
2,528	Insmed, Inc.*			50,510
2,712	Isis Pharmaceuticals, Inc.*			93,428
3,221	Seattle Genetics, Inc.*			123,203
970	Versartis, Inc.*			27,199
				716,320
Commercial Banks - 1.9%
1,728	First Republic Bank			95,023
Communications Equipment - 1.6%
1,015	QUALCOMM, Inc.			80,388
Electrical Equipment - 2.2%
2,199	AMETEK, Inc.			114,964
Energy Equipment & Services - 7.8%
767	Core Laboratories N.V. (Netherlands)			128,135
5,089	Frank's International N.V. (Netherlands)			125,189
1,868	Oceaneering International, Inc.			145,947
				399,271
Food & Staples Retailing - 5.4%
707	Costco Wholesale Corporation			81,418
453	PriceSmart, Inc.			39,429
4,708	Sprouts Farmers Market, Inc.*			154,046
				274,893
Food Products - 1.4%
792	Hain Celestial Group, Inc.*			70,282
Health Care Technology - 2.8%
1,153	athenahealth, Inc.*			144,275
Insurance - 2.7%
1,313	ACE Ltd. (Switzerland)			136,158
Internet & Catalog Retail - 1.9%
298	Amazon.com, Inc.*			96,784
Internet Software & Services - 10.4%
438	CoStar Group, Inc.*			69,278
1,646	Facebook, Inc.*			110,759
705	LinkedIn Corporation*			120,886
2,406	Pandora Media, Inc.*			70,977
1,617	Twitter, Inc.*			66,249
1,217	Yelp, Inc.*			93,320
				531,469
IT Services - 2.7%
498	Alliance Data Systems Corporation*			140,062
Life Sciences Tools & Services - 2.9%
821	Illumina, Inc.*			146,581
Metals & Mining - 2.5%
2,038	Carpenter Technology Corporation			128,904
Road & Rail - 0.8%
367	Kansas City Southern			39,456
Semiconductors & Semiconductor Equipment - 1.9%
2,103	ARM Holdings PLC (United Kingdom) - ADR			95,140
Software - 10.8%
1,632	NetSuite, Inc.*			141,788
2,041	Salesforce.com, Inc.*			118,541
2,657	ServiceNow, Inc.*			164,628
1,376	Workday, Inc.*			123,648
				548,605
Specialty Retail - 7.2%
1,372	CarMax, Inc.*			71,358
3,569	DSW, Inc.			99,718
2,546	Five Below, Inc.*			101,611
1,553	Tractor Supply Company			93,801
				366,488
Trading Companies & Distributors - 1.3%
1,294	Fastenal Company			64,040
Total Common Stocks (Cost $4,123,618)				4,374,055

Short Term Investments - 12.2%
619,319	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦	619,319
Total Short Term Investments (Cost $619,319)				619,319

Total Investments - 98.0% (Cost $4,742,937)				4,993,374
Other Assets in Excess of Liabilities - 2.0%				103,314
NET ASSETS - 100.0%				$5,096,688

*	Non-Income Producing
ADR	American Depositary Receipt
♦	Seven-day yield as of June 30, 2014

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$4,743,909
Gross Tax Unrealized Appreciation	298,656
Gross Tax Unrealized Depreciation	(49,191)
Net Tax Unrealized Appreciation (Depreciation)	$249,465

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Equities Technology Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Shares	Security Description			Value $
Short Term Investments - 130.9%
324,803	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦	324,803
Total Short Term Investments (Cost $324,803)				324,803

Total Investments - 130.9% (Cost $324,803)				324,803
Liabilities in Excess of Other Assets - (30.9)%				(76,748)
NET ASSETS - 100.0%				$248,055

♦	Seven-day yield as of June 30, 2014

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$324,803
Gross Tax Unrealized Appreciation	–
Gross Tax Unrealized Depreciation	–
Net Tax Unrealized Appreciation (Depreciation)	$–

+	Since the Fund liquidated on June 30, 2014, the tax cost of investments are the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of June 30, 2014, the Funds did not hold any investments in private investment funds.

Short-term debt investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2014, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of June 30, 20141:

Category	DoubleLine Equities Small Cap Growth Fund	DoubleLine Equities Growth Fund	DoubleLine Equities Technology Fund
Investments in Securities
Level 1
Money Market Funds	$4,287,113	$619,319	$324,803
Common Stock	-	4,374,055	-
Total Level 1	4,287,113	4,993,374	324,803
Level 2	-	-	-
Level 3	-	-	-
Total	$4,287,113	$4,993,374	$324,803
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2 or 3 during the period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Equity Funds

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  08/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  08/21/14

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  08/21/14